DEFINITIONS (Details Textual) (USD $)				9 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2013 Derivative Interest [Member]	Dec. 31, 2013 Treppel Credit Line Agreement [Member]	Dec. 31, 2013 Hakim Credit Line Agreement [Member]
Line of Credit Facility, Amount Outstanding	$ 600,000	$ 0	$ 0			$ 320,150
Line of Credit Facility, Periodic Payment, Interest					8,384	6,527
Line of Credit Facility, Maximum Borrowing Capacity					$ 1,000,000	$ 1,000,000
Stock Issued During Period, Shares, New Issues				4,295